Consolidated statement of changes in equity of Aegon N.V. - EUR (€) € in Millions		Total		Share capital [member]		Retained earnings [member]		Revaluation reserves [member]		Remeasurement of defined benefit plans [member]		Other reserves [member]		Other equity instruments [member]		Issued capital and reserves [member] [2]	Non-controlling interests [member]
Beginning balance (Restated [member]) at Dec. 31, 2016		€ 24,249	[1]	€ 8,193	[1]	€ 7,419	[1]	€ 5,289	[1]	€ (1,820)	[1]	€ 1,347	[1]	€ 3,797	[1]	€ 24,226	€ 23	[1]
Beginning balance at Dec. 31, 2016		24,341		8,193		7,419		5,381		(1,820)		1,347		3,797		24,318	23
Mandatory change in accounting policy		(92)						(92)								(92)
Net income/(loss)		2,469	[1]			2,469										2,469
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		8	[1]					8								8
Remeasurements of defined benefit plans		224	[1]							224						224
Income tax relating to items that will not be reclassified		(166)	[1]					9		(175)						(166)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		1,376	[1]					1,376								1,376
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments		(1,330)	[1]					(1,330)								(1,330)
Changes in cash flow hedging reserve		(853)	[1]					(853)								(853)
Movements in foreign currency translation and net foreign investment hedging reserves		(2,149)	[1]					(452)		102		(1,800)				(2,149)
Equity movements of joint ventures		(15)	[1]									(15)				(15)
Equity movements of associates		(5)	[1]									(5)				(5)
Disposal of group assets		7	[1]									7				7
Income tax relating to items that may be reclassified		927	[1]					851				76				927
Other		9	[1]			13										13	(3)
Total other comprehensive income / (loss)		(1,968)	[1]			13		(391)		151		(1,737)				(1,965)	(3)
Total comprehensive income/(loss)		501	[1]			2,482		(391)		151		(1,737)				505	(3)
Shares issued		3		3												3
Issuance and purchase of treasury shares		(105)				(105)										(105)
Dividends paid on common shares		(439)		(142)		(296)										(439)
Dividend withholding tax reduction		2				2										2
Coupons on perpetual securities		(103)				(103)										(103)
Coupons on non-cumulative subordinated notes		(28)				(28)										(28)
Incentive plans		(1)				4								(4)		(1)
Ending balance at Dec. 31, 2017	[1]	24,079		8,053		9,374		4,898		(1,669)		(390)		3,794		24,059	20
Net income/(loss)		711	[1]			710										710	1
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		(32)	[1]					(32)								(32)
Remeasurements of defined benefit plans		(134)	[1]							(134)						(134)
Income tax relating to items that will not be reclassified		(8)	[1]					7		(15)						(8)
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		(2,142)	[1]					(2,142)								(2,142)
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments		66	[1]					66								66
Changes in cash flow hedging reserve		5	[1]					5								5
Movements in foreign currency translation and net foreign investment hedging reserves		602	[1]					119		(32)		515				602
Equity movements of joint ventures		9	[1]									9				9
Equity movements of associates		(1)	[1]									(1)				(1)
Disposal of group assets		36	[1]									36				36
Income tax relating to items that may be reclassified		494	[1]					514				(20)				494
Other		(2)	[1]			(3)										(3)	1
Total other comprehensive income / (loss)		(1,107)	[1]			(3)		(1,462)		(182)		539				(1,108)	1
Total comprehensive income/(loss)		(396)	[1]			707		(1,462)		(182)		539				(398)	2
Issuance and purchase of treasury shares		14				14										14
Issuance and redemption of other equity instruments		(468)				2								(471)		(468)
Dividends paid on common shares		(573)		(244)		(329)										(573)
Dividend withholding tax reduction		1				1										1
Coupons on perpetual securities		(102)				(102)										(102)
Coupons on non-cumulative subordinated notes		(11)				(11)										(11)
Incentive plans		(2)												(2)		(2)
Ending balance (Restated [member]) at Dec. 31, 2018		22,498		7,808		9,613		3,436		(1,850)		149		3,320		22,476	22
Ending balance at Dec. 31, 2018	[3]	22,542		7,808		9,657		3,436		(1,850)		149		3,320		22,520	22
Mandatory change in accounting policy		(44)				(44)										(44)
Net income/(loss)		1,239				1,239										1,239
Items that will not be reclassified to profit or loss:
Changes in revaluation reserve real estate held for own use		(4)				32		(36)								(4)
Remeasurements of defined benefit plans		(612)								(612)						(612)
Income tax relating to items that will not be reclassified		92				(7)		8		90						92
Items that may be reclassified subsequently to profit or loss:
Gains / (losses) on revaluation of available-for-sale investments		3,471						3,471								3,471
(Gains) / losses transferred to income statement on disposal and impairment of available-for-sale investments		(412)						(412)								(412)
Changes in cash flow hedging reserve		(8)						(8)								(8)
Movements in foreign currency translation and net foreign investment hedging reserves		314						37		(25)		302				314
Equity movements of joint ventures		8										8				8
Equity movements of associates		4										4				4
Disposal of group assets		(1)										(1)				(1)
Income tax relating to items that may be reclassified		(632)						(627)				(5)				(632)
Other		13				15										15	(2)
Total other comprehensive income / (loss)		2,232				40		2,433		(547)		307				2,234	(2)
Total comprehensive income/(loss)		3,471				1,279		2,433		(547)		307				3,472	(1)
Shares issued		1		1												1
Shares withdrawn		(30)				(30)										(30)
Issuance and purchase of treasury shares		(825)				(81)								(744)		(825)
Dividends paid on common shares		(583)		(273)		(309)										(583)
Coupons on perpetual securities		(88)				(88)										(88)
Coupons on non-cumulative subordinated notes
Incentive plans		(3)				2								(5)		(3)
Ending balance at Dec. 31, 2019		€ 24,441		€ 7,536		€ 10,386		€ 5,868		€ (2,397)		€ 456		€ 2,571		€ 24,421	€ 20

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.
[2]	Issued capital and reserves attributable to owners of Aegon N.V.
[3]	See note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing